Description of business (Details Textual) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended	0 Months Ended	1 Months Ended
	Mar. 31, 2015	Aug. 12, 2014	Apr. 28, 2014
Hoegh LNG Holdings Ltd [Member]
Condensed Financial Statements, Captions [Line Items]
Limited Partners' Capital Account, Units Issued		2,116,060
Hoegh LNG Holdings Ltd [Member] | Subordinated units [Member]
Condensed Financial Statements, Captions [Line Items]
Limited Partners' Capital Account, Units Issued		13,156,060
Hoegh LNG Partners LP [Member] | Partnership Interest [Member]
Condensed Financial Statements, Captions [Line Items]
Percentage of Partnership Interest		58.00%
Hoegh LNG Partners Operating LLC [Member]
Condensed Financial Statements, Captions [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest	100.00%
Hoegh LNG Services Ltd [Member]
Condensed Financial Statements, Captions [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest	100.00%
Hoegh LNG Lampung Pte. Ltd [Member]
Condensed Financial Statements, Captions [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest	100.00%
PT Hoegh LNG Lampung [Member]
Condensed Financial Statements, Captions [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	49.00%
SRV Joint Gas Ltd [Member]
Condensed Financial Statements, Captions [Line Items]
Equity Method Investment, Ownership Percentage	50.00%
SRV Joint Gas Two Ltd [Member]
Condensed Financial Statements, Captions [Line Items]
Equity Method Investment, Ownership Percentage	50.00%
IPO [Member]
Condensed Financial Statements, Captions [Line Items]
Exercise Of Option, Additional Common Units		1,440,000
Limited Partners' Capital Account, Units Issued		11,040,000
Partners' Capital Account, Public Sale of Units Net of Offering Costs		$ 203.5
Percentage of Partnership Interest		42.00%
Subsidiaries [Member] | Hoegh LNG Holdings Ltd [Member]
Condensed Financial Statements, Captions [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest			100.00%